Note E - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Accumulated Other Comprehensive Loss [Text Block]
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The reclassifications out of accumulated other comprehensive loss as reported in the Consolidated Statement of Income are:

P ension and other post r eti r ement benefits:	2015	2014	2013
Recognized actuarial loss (a)	$1,581	$483	$1,357
Settlement loss (b)	2,584	–	2,756
Settlement loss ©	1,199	–	1,413
Total before income tax	5,364	483	5,526
Income tax	(1,749)	(177)	(2,006)
Net of income tax	$3,615	$306	$3,520

(a) The recognized actuarial loss is included in the computation of net periodic benefit cost. See Note G for additional details.

(b) This portion of the settlement loss is included in cost of products sold in the Consolidated Statements of Income.

(c) This portion of the settlement loss is included in selling, general and administrative expenses in the Consolidated Statements of Income.

The components of accumulated other comprehensive loss as reported in the Consolidated Balance Sheets are:

	Currency Translation Adjustments	Pension and OPEB Adjustments	Accumulated Other Comprehensive (Loss) Income
Balance at January 1, 2013	$319	(16,601)	(16,282)
Reclassifications adjustments	—	5,526	5,526
Current period credit (charge)	(1,381)	8,925	7,544
Income tax benefit	—	(5,249)	(5,249)

Balance at December 31, 2013	(1,062)	(7,399)	(8,461)
Reclassifications adjustments	—	483	483
Current period (charge) credit	(3,276)	(9,294)	(12,570)
Income tax charge	—	3,222	3,222

Balance at December 31, 2014	(4,338)	$(12,988)	$(17,326)
Reclassifications adjustments	—	5,364	5,364
Current period charge	(4,719)	(6,038)	(10,757)
Income tax benefit	—	304	304

Balance at December 31, 201 5	$(9,037)	(13,358)	(22,415)